May 1, 1999




Dear Fellow Shareholder,

     The April 15th tax deadline has just passed and as a Hawaii taxpayer you probably felt the impact of paying high taxes. By investing in tax-free funds like the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund you may have realized how important these funds can be in reducing your tax burden. In this tough economy, everything you save makes a difference.

     Tax-free investing provides more than an opportunity to generate State of Hawaii and federal tax-free income. Tax-free investing offers Hawaii investors a unique means of supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs, boost the local economy and improve the quality of life here in our islands. Take a bite out of taxes while investing in our community.

     On the following pages you will find our 1999 semi-annual report. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

     Thank you for your business. As always, we look forward to providing you with the same high levels of service and performance you have come to expect.


Warmest Aloha,



Terrence K.H. Lee
President                                       First Pacific Securities,
Inc./Member SIPC

     Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Fund's yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund are series of First Pacific Mutual Fund, Inc.




FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                 HAWAII MUNICIPAL BONDS (90.04%)


                 Hawaii County
                    General Obligation Bonds (2.48%)
   $1,150,000          7.050%,       6/01/01                                                        $    1,208,937
      100,000          6.800%,      12/01/01                                                               101,231
      200,000          7.200%,       6/01/05                                                               210,500
    1,030,000          7.200%,       6/01/06                                                             1,084,075
      300,000          5.600%,       5/01/11                                                               327,375
                                                                                                         2,932,118

                 Hawaii State
                    General Obligation Bonds (1.79%)
      100,000          7.200%,       9/01/06                                                               106,125
      150,000          7.000%,       6/01/07                                                               156,187
      135,000          6.000%,      10/01/08                                                               151,200
      330,000          7.125%,       9/01/09                                                               350,212
      125,000          7.000%,       6/01/10                                                               130,156
      100,000          7.125%,       9/01/10                                                               106,125
      200,000          6.000%,      11/01/10                                                               225,000
      500,000          6.250%,      11/01/10                                                               556,250
      300,000          6.250%,       1/01/14                                                               333,750
                                                                                                         2,115,005

                    Airport Systems Revenue Bonds (6.48%)
      500,000          5.125%,       7/01/00                                                               509,375
      150,000          5.800%,       7/01/01                                                               157,125
      345,000          6.300%,       7/01/01                                                               363,544
      200,000          7.000%,       7/01/07                                                               215,750
      175,000          7.000%,       7/01/10                                                               188,781
      385,000          6.900%,       7/01/12                                                               458,150
      500,000          7.000%,       7/01/18                                                               535,000
    2,460,000          7.000%,       7/01/20                                                             2,607,600
    1,400,000          7.500%,       7/01/20                                                             1,510,250
    1,050,000          6.750%,       7/01/21                                                             1,126,125
                                                                                                         7,671,700




See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                 Department of Budget & Finance Special Purpose Revenue Bonds
                    (Hawaiian Electric Company, Inc.) (7.99%)
   $2,725,000          7.625%,      12/01/18                                                        $    2,834,218
      620,000          7.600%,       7/01/20                                                               654,875
      365,000          6.550%,      12/01/22                                                               399,675
      625,000          6.200%,       5/01/26                                                               682,031
      600,000          5.875%,      12/01/26                                                               647,250
    4,000,000          5.650%,      10/01/27                                                             4,250,000
                                                                                                         9,468,049

                    (Kapiolani Health Care System) (7.04%)
      400,000          6.300%,       7/01/08                                                               432,500
    3,120,000          7.600%,       7/01/10                                                             3,447,600
    1,650,000          6.400%,       7/01/13                                                             1,775,812
      600,000          6.200%,       7/01/16                                                               647,250
    1,030,000          6.000%,       7/01/19                                                             1,087,937
      525,000          7.650%,       7/01/19                                                               580,781
      340,000          6.250%,       7/01/21                                                               367,625
                                                                                                         8,339,505

                    (Kaiser Permanente) (4.18%)
      850,000          6.500%,       3/01/11                                                               897,813
    3,875,000          6.250%,       3/01/21                                                             4,059,063
                                                                                                         4,956,876

                    (The Queen's Health Systems) (4.59%)
      300,000          5.200%,       7/01/04                                                               316,125
      250,000          6.125%        7/01/11                                                               272,812
    1,020,000          6.000%,       7/01/20                                                             1,099,050
      600,000          6.200%,       7/01/22                                                               656,250
    2,735,000          5.750%,       7/01/26                                                             2,854,656
      250,000          5.000%,       7/01/28                                                               243,750
                                                                                                         5,442,643

                    (St. Francis Medical Center) (2.53%)
    2,765,000          6.500%,       7/01/22                                                             3,003,481

                    (Wahiawa General Hospital) (2.82%)
    3,090,000          7.500%,       7/01/12                                                             3,344,925

                    (Wilcox Hospital) (2.01%)
      250,000          4.800%,       7/01/04                                                               254,062
      500,000          4.900%        7/01/05                                                               507,500
      700,000          5.250%,       7/01/13                                                               696,500
      845,000          5.350%,       7/01/18                                                               817,538
      115,000          5.500%,       7/01/28                                                               112,125
                                                                                                         2,387,725


See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                 Department of Transportation
                    Matson Terminals Inc. (2.41%)
   $2,760,000          5.750%,       3/01/13                                                        $    2,853,150

                 Harbor Capital Improvements Revenue Bonds (3.77%)
      400,000          5.650%,       7/01/02                                                               420,500
      205,000          6.200%,       7/01/03                                                               221,913
      310,000          6.300%,       7/01/04                                                               336,350
      200,000          6.200%,       7/01/08                                                               214,250
      225,000          7.250%,       7/01/10                                                               237,938
      250,000          6.250%,       7/01/15                                                               272,813
      810,000          7.000%,       7/01/17                                                               853,537
      800,000          6.500%,       7/01/19                                                               867,000
    1,000,000          5.500%,       7/01/27                                                             1,042,500
                                                                                                         4,466,801

                 Highway Revenue Bonds (2.12%)
      200,000          5.000%,       7/01/09                                                               205,250
      150,000          5.000%,       7/01/11                                                               152,625
    1,000,000          5.600%,       7/01/14                                                             1,058,750
    1,100,000          5.000%,       7/01/16                                                             1,101,375
                                                                                                         2,518,000

                 Housing Authority Single Family
                    Mortgage Purpose Revenue Bonds (6.65%)
      145,000          6.300%,       7/01/99                                                               145,757
      405,000          7.000%,       7/01/11                                                               428,794
      100,000          5.700%,       7/01/13                                                               103,375
      555,000          6.900%,       7/01/16                                                               588,300
    1,000,000          5.450%,       7/01/17                                                             1,026,250
      310,000          6.750%,       7/01/20                                                               324,337
      540,000          7.100%,       7/01/24                                                               571,050
    2,235,000          5.900%,       7/01/27                                                             2,310,431
    2,250,000          5.900%,       7/01/27                                                             2,337,188
       50,000          7.800%,       7/01/29                                                                51,214
                                                                                                         7,886,696

                 Department of Hawaiian Homelands (2.34%)
    1,355,000          4.100%,       7/01/07                                                             1,334,675
    1,465,000          4.250%,       7/01/09                                                             1,435,700
                                                                                                         2,770,375



See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                   Value
    Par Value                                                                                          (Note 1)
                 Housing Authority Multi-Family
                    Mortgage Purpose Revenue Bonds (3.68%)
  $   200,000          4.800%,       1/01/01                                                        $      202,750
      205,000          4.800%,       7/01/01                                                               209,356
      210,000          4.900%,       1/01/02                                                               213,675
      215,000          4.900%,       7/01/02                                                               220,912
    1,000,000          5.700%,       7/01/18                                                             1,026,250
    2,365,000          6.100%,       7/01/30                                                             2,486,206
                                                                                                         4,359,149

                 Kapolei State Office Building (1.31%)
    1,000,000          5.000%,       5/01/16                                                             1,001,250
      555,000          5.000%,       5/01/18                                                               553,612
                                                                                                         1,554,862

                 Public Housing Authority Bonds (.38%)
      185,000          5.750%,       8/01/00                                                               190,171
      250,000          5.750%,       8/01/04                                                               256,512
                                                                                                           446,683

                 University Faculty Housing (2.70%)
       90,000          4.350%,      10/01/00                                                                91,125
      330,000          4.450%,      10/01/01                                                               336,187
      345,000          4.550%,      10/01/02                                                               352,762
      800,000          5.650%,      10/01/16                                                               843,000
    1,500,000          5.700%,      10/01/25                                                             1,582,500
                                                                                                         3,205,574

                 University of Hawaii - Revenue Bonds (.53%)
      100,000          5.450%,      10/01/06                                                               106,000
      500,000          5.700%,      10/01/17                                                               522,500
                                                                                                           628,500

                 Honolulu City & County
                    Board of Water Supply (1.30%)
      200,000          5.000%,       7/01/04                                                               209,000
      500,000          5.800%,       7/01/16                                                               532,500
      750,000          5.800%,       7/01/21                                                               798,750
                                                                                                         1,540,250

                    Waste & Water System (2.52%)
    1,000,000          5.250%,       7/01/18                                                             1,018,620
    2,000,000          5.000%,       7/01/23                                                             1,970,000
                                                                                                         2,988,620

See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                    General Obligation Bonds (8.16%)
   $  100,000          7.300%,       7/01/03                                                        $      113,000
      375,000          6.700%,       8/01/05                                                               404,531
      200,000          7.350%,       7/01/06                                                               238,000
      300,000          6.900%,      12/01/06                                                               319,875
      180,000          7.250%,       2/01/07                                                               188,757
      200,000          7.100%,       6/01/07                                                               210,250
      100,000          7.250%,       2/01/08                                                               104,781
      920,000          6.700%,       8/01/08                                                               884,575
    1,000,000          7.300%,       2/01/09                                                             1,047,210
      985,000          6.700%,       8/01/09                                                             1,062,569
      250,000          7.300%,       2/01/10                                                               261,530
      200,000          6.000%,       6/01/10                                                               220,750
      525,000          6.700%,       8/01/10                                                               566,344
      250,000          7.150%,       6/01/11                                                               262,812
      725,000          6.700%,       8/01/11                                                               782,094
      460,000          6.100%,       6/01/12                                                               510,025
      240,000          5.500%,       9/01/16                                                               257,887
    1,350,000          5.000%,       7/01/20                                                             1,327,361
      930,000          5.000%,       4/01/24                                                               911,353
                                                                                                         9,673,704

                    Halawa Business Park (.82%)
      170,000          6.300%,      10/15/00                                                               175,950
      370,000          6.500%,      10/15/02                                                               397,288
      365,000          6.600%,      10/15/03                                                               399,218
                                                                                                           972,456

                    Housing Authority Multi-Family
                       Mortgage Purpose Revenue Bonds
                       (Hale Pauahi) (.30%)
      320,000          6.800%,       7/01/28                                                               353,200
                       (Waipahue Project) (1.09%)
    1,200,000          6.900%,       6/20/35                                                             1,293,000

                 Kauai County
                    General Obligation Bonds (2.55%)
      300,000          5.100%,       2/01/01                                                               308,250
      410,000          5.850%,       8/01/07                                                               453,050
    1,280,000          5.850%,       8/01/07                                                             1,414,400
      250,000          5.900%,       2/01/10                                                               268,437
      250,000          5.900%,       2/01/11                                                               268,438
      295,000          5.900%,       2/01/12                                                               315,281
                                                                                                         3,027,856

                 Housing Authority Paanau Project (1.56%)
    1,900,000          7.250%,       4/01/12

See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                 Maui County
                    General Obligation Bonds (2.99%)
  $   740,000          8.000%,       1/01/01                                                        $      794,575
      250,000          6.800%,      12/01/05                                                               266,655
      175,000          6.800%,      12/01/08                                                               186,375
      250,000          5.700%,       1/01/09                                                               261,562
      735,000          5.750%,       1/01/12                                                               769,913
      235,000          5.750%,       6/01/13                                                               250,862
      500,000          5.300%,       9/01/14                                                               517,500
      500,000          5.000%,       9/01/17                                                               497,100
                                                                                                         3,544,542

                    Water System Revenue (.95%)
      355,000          5.850%,      12/01/00                                                               369,644
      300,000          6.500%,      12/01/06                                                               324,750
      400,000          6.600%,      12/01/07                                                               434,000
                                                                                                         1,128,394
                          Total Hawaii Municipal Bonds                                                 106,726,339


                                        PUERTO RICO MUNICIPAL BONDS (7.33%)
                 Puerto Rico Commonwealth
                    Electric Power Authority Revenue Bonds (1.21%)
      120,000          7.000%,       7/01/07                                                               122,897
      110,000          7.125%,       7/01/14                                                               112,687
      190,000          7.125%,       7/01/14                                                               194,666
      100,000          7.125%,       7/01/14                                                               102,456
       55,000          7.125%,       7/01/14                                                                56,344
      300,000          6.250%,       7/01/17                                                               328,125
      500,000          5.500%,       7/01/25                                                               513,750
                                                                                                         1,430,925

                    General Obligation Bonds (1.95%)
      250,000          6.250%,       7/01/10                                                               269,688
      100,000          6.250%,       7/01/10                                                               108,000
      250,000          7.250%,       7/01/10                                                               266,563
      750,000          6.450%,       7/01/17                                                               853,125
       90,000          7.750%,       7/01/17                                                                92,340
      100,000          7.300%,       7/01/20                                                               106,750
      300,000          6.500%,       7/01/23                                                               341,250
      250,000          5.750%,       7/01/24                                                               267,187
                                                                                                         2,304,903







SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                    Highway & Transportation Authority (.93%)
  $   225,000          6.750%,       7/01/05                                                        $      238,781
      200,000          7.750%,       7/01/10                                                               214,750
      630,000          6.000%,       7/01/20                                                               650,475
                                                                                                         1,104,006

                    Housing Finance Corp.
                       Multi-Family Mortgage Revenue Bonds (.50%)
      175,000          7.500%,      10/01/15                                                               181,545
      390,000          7.500%,       4/01/22                                                               404,586
                                                                                                           586,131

                       Single-Family Mortgage Revenue Bonds (.28%)
       70,000          7.650%,      10/15/22                                                                73,238
      245,000          6.250%,       4/01/29                                                               261,844
                                                                                                           335,082

                    Industrial, Medical & Environmental Pollution Control
                       (Abbott Laboratories) (.25%)
      300,000          6.500%,       7/01/09                                                               302,109

                       (Hospital Auxilio Mutual Obligation) (1.21%)
      440,000          6.250%,       7/01/24                                                               488,950
      900,000          5.500%,       7/01/26                                                               942,750
                                                                                                         1,431,700

                       (Pila Hospital Project) (.41%)
      455,000          6.250%,       8/01/32                                                               491,400

                    Public Building Authority
                       Health Facilities & Services (.59%)
      665,000          5.750%,       7/01/15                                                               699,913
                       Total Puerto Rico Municipal Bonds                                                 8,686,169







See accompanying notes to financial statements




FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                         Value
    Par Value                                                                                          (Note 1)
                                       VIRGIN ISLANDS MUNICIPAL BONDS (.11%)
                 Virgin Islands
                    Public Finance Authority, Series A (.11%)
   $100,000            7.300%,      10/01/18                                                        $      127,875
                       Total Virgin Islands Municipal Bonds                                                127,875
                       Total Investments (Cost $110,006,555) (a)                 97.48%                115,540,383
                       Other Assets Less Liabilities                              2.52%                  2,987,772
                       Net Assets                                               100.00%             $  118,528,155

                 (a)   Aggregate cost for federal income tax purposes is $110,006,555.

                 At March 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                                                   $    5,582,466
                    Gross unrealized depreciation                                                          (48,638)
                    Net unrealized appreciation                                                     $    5,533,828









See accompanying notes to financial statements




FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 1999 (Unaudited)


                                                                                                          Value
Par Value                                                                                               (Note 1)
                                          HAWAII MUNICIPAL BONDS (96.13%)
                 Hawaii County
                    General Obligation Bonds (4.74%)
 $  65,000             6.350%,       5/15/01                                                          $     65,116
   100,000             6.800%,      12/01/01                                                               101,231
   100,000             6.500%,       5/15/06                                                               100,208
                                                                                                           266,555

                 Hawaii State
                    General Obligation Bonds (4.80%)
   100,000             5.500%,       7/01/01                                                               103,875
   150,000             5.900%,      10/01/06                                                               165,937
                                                                                                           269,812

                    Airport Systems Revenue Bonds (15.86%)
   105,000             6.400%,       7/01/02                                                               112,350
   500,000             5.125%,       7/01/00                                                               509,375
   250,000             5.700%,       7/01/07                                                               270,000
                                                                                                           891,725

                    Department of Budget and Finance
                       Special Purpose Revenue Bonds
                       (Kapiolani Health Care Systems) (3.76%)
   200,000             5.500%,       7/01/19                                                               211,250

                       (The Queen's Health Systems) (3.75%)
   200,000             5.200%,       7/01/04                                                               210,750

                       (St. Francis Medical Center) (3.78%)
   200,000             6.000%,       7/01/02                                                               212,750

                       (Wilcox Hospital) (4.52%)
    250,00             4.800%        7/01/04                                                               254,063

                 Harbor Capital Improvements Revenue Bonds (3.75%)
   100,000             5.650%,       7/01/02                                                               105,125
   100,000             5.850%,       7/01/02                                                               106,000
                                                                                                           211,125

                 Highway & Transportation Authority (5.15%)
   275,000             5.000%,       7/01/06                                                               289,437





See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                          Value
Par Value                                                                                               (Note 1)
                    Housing Authority
                       Single Family Mortgage Purpose Revenue Bonds (9.03%)
  $200,000             6.300%,       7/01/99                                                          $    201,044
   300,000             4.800%,       7/01/07                                                               306,750
                                                                                                           507,794

                       Public Housing Authority Bonds (3.66%)
   200,000             5.750%,       8/01/00                                                               205,590

                       University Faculty Housing (4.14%)
   230,000             4.350%,      10/01/00                                                               232,875

                    University of Hawaii (3.39%)
                       University Revenue Bonds
   180,000             5.450%,      10/01/06                                                               190,800

                 Honolulu City & County
                    Board of Water Supply (3.72%)
   200,000             5.000%,       7/01/04                                                               209,000

                    General Obligation Bonds (1.85%)
   100,000             5.000%,      10/01/02                                                               103,750

                    Halawa Business Park (3.68%)
   200,000             6.300%,      10/15/00                                                               207,000

                 Kauai County
                    General Obligation Bonds (3.62%)
   100,000             4.400%,       8/01/03                                                               102,000
   100,000             4.550%,       8/01/05                                                               102,375
                                                                                                           204,375

                 Maui County
                    General Obligation Bonds (9.07%)
   190,000             8.000%,       1/01/01                                                               204,013
   300,000             4.650%,       3/01/07                                                               306,375
                                                                                                           510,388

                    Water System Revenue (3.86%)
   100,000             6.600%,      12/01/07                                                               108,500
   100,000             6.700%,      12/01/11                                                               108,875
                                                                                                           217,375
                          Total Hawaii Municipal Bonds                                                   5,406,414



See accompanying notes to financial statements




FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

                                                                                                          Value
Par Value                                                                                               (Note 1)
                                        PUERTO RICO MUNICIPAL BONDS (1.32%)
                    Housing Finance Corp.
                       Single Family Mortgage Revenue Bonds (1.32%)
   $70,000             6.150%,       8/01/03                                                                74,025
                          Total Puerto Rico Municipal Bonds                                                 74,025
                          Total Investments (Cost $5,325,602) (a)                  97.45%                5,480,439
                        Other Assets less Liabilities                               2.55%                  143,185
                        Net Assets                                                100.00%             $  5,623,624

                 (a) Aggregate cost for federal income tax purposes is $5,325,602.

                     At March 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                        Gross unrealized appreciation                                                    $ 156,894
                        Gross unrealized depreciation                                                       (2,057)
                          Net unrealized appreciation                                                    $ 154,837









FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1999 (Unaudited)

                                                                                   Municipal           Intermediate
                                                                                   Bond                Municipal
                                                                                   Fund                 Fund
ASSETS
    Investments at market value
       (Identified cost $110,006,555 and $5,325,602,
        respectively) (Note 1 (A))                                            $   115,540,383        $   5,480,439
    Cash                                                                            4,519,915               77,194
    Interest receivable                                                             1,784,222               81,537
    Subscriptions receivable                                                          178,113               12,967
    Other assets                                                                        9,140                  935
          Total assets                                                            122,031,773            5,653,072


LIABILITIES
    Distributions payable                                                             184,973               24,916
    Redemptions payable                                                                14,663                  -
    Payable for investment purchased                                                3,279,679                  -
    Accrued expenses                                                                   24,303                4,532
          Total liabilities                                                         3,503,618               29,448

NET ASSETS
    (Applicable to 10,676,599 and 1,092,070 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                            $   118,528,155        $   5,623,624


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($118,528,155    )  10,676,599 shares)                                             $11.10
        ($5,623,624  )    1,092,070 shares)                                                                  $5.15

NET ASSETS
    At March 31, 1999, net assets consisted of:
       Paid-in capital                                                        $   113,240,579        $   5,464,686
       Accumulated net realized gain (loss) on investments                           (246,252)               4,101
       Net unrealized appreciation                                                  5,533,828              154,837
                                                                              $   118,528,155        $   5,623,624








See accompanying notes to financial statements



FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 1999 (Unaudited)
                                                                                    Municipal          Intermediate
                                                                                     Bond               Municipal
                                                                                     Fund                Fund
INVESTMENT INCOME
    Interest income                                                             $   3,291,225         $  151,642

    Expenses
       Management fee (Note 2)                                                        286,428             14,870
       Distribution costs (Note 2)                                                     80,065              2,333
       Transfer agent fees (Note 2)                                                    30,586              7,200
       Shareholder services (Note 2)                                                   57,286                -
       Accounting fees (Note 2)                                                        16,399              4,465
       Legal and audit fees                                                             8,593              2,976
       Custodian fees                                                                   9,667              1,500
       Printing                                                                         2,864                -
       Miscellaneous                                                                   14,381              4,307
       Insurance                                                                        2,864                596
       Registration fees                                                                2,864                 11
       Total expenses                                                                 511,997             38,258

       Fee reductions (Note 4)                                                        (21,183)            (3,735)
       Expenses reimbursed or waived (Note 2)                                             -              (12,200)
       Net expenses                                                                   490,814             22,323
          Net investment income                                                     2,800,411            129,319

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain from security transactions                                       28,036              5,396
    Change in unrealized appreciation of investments                               (1,320,094)           (35,006)
          Net loss on investments                                                  (1,292,058)           (29,610)

Net increase in net assets resulting
    from operations                                                             $   1,508,353         $   99,709




See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND


STATEMENT OF CHANGES IN NET ASSETS
                                                                     For The Six
                                                                       Months Ended
                                                                                 March 31,            Year Ended
                                                                                   1999               September 30,
                                                                          (Unaudited)                 1998
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $    2,800,411       $     5,398,377
       Net realized gain (loss) on investments                                        28,036               (21,415)
       Change in unrealized appreciation of investments                           (1,320,094)            1,310,803
          Net increase in net assets resulting from operations                     1,508,353             6,687,765

    Distributions to shareholders from:
       Net investment income
          ($0.27 and $0.55 per share, respectively)                               (2,800,411)           (5,398,377)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions            7,474,491             4,676,094

             Total increase in net assets                                          6,182,433             5,965,482

NET ASSETS
    Beginning of period                                                          112,345,722           106,380,240
    End of period                                                             $  118,528,155       $   112,345,722


(a) Summary of capital share activity follows:

                                                For The Six Months Ended
                                                     March 31, 1999                           Year Ended
                                                      (Unaudited)                         September 30, 1998
                                                     Shares            Value            Shares            Value
      Shares sold                                   1,060,709    $  11,768,272         1,871,699   $    20,798,408
      Shares issued on reinvestment
         of distributions                             172,484        1,925,212           335,571         3,742,788
                                                    1,233,193       13,693,484         2,207,270        24,541,196
      Shares redeemed                                (563,862)      (6,218,993)       (1,786,284)      (19,865,102)
         Net increase                                 669,331    $   7,474,491           420,986   $     4,676,094






See accompanying notes to financial statements




FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                  For The Six
                                                                                  Months Ended
                                                                                    March 31,         Year Ended
                                                                                      1999           September 30,
                                                                                   (Unaudited)             1998
                                                                                   -----------             ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                     $    129,319       $    249,557
       Net realized gain on investments                                                 5,396              7,143
       Change in unrealized appreciation of investments                               (35,006)            30,165
          Net increase in net assets resulting from operations                         99,709            286,865

    Distributions to shareholders from
       Net investment income
          ($.11 and $.22 per share, respectively)                                    (129,320)          (249,557)
       Capital gains
          ($.01 and $.01 per share, respectively)                                      (7,320)            (5,389)

    Capital share transactions (a)
       Decrease in net assets resulting from capital share transactions              (250,892)          (522,264)
          Total decrease in net assets                                               (287,823)          (490,345)

NET ASSETS
    Beginning of period                                                             5,911,447          6,401,792
    End of period                                                                $  5,623,624       $  5,911,447


(a)   Summary of capital share activity follows:

                                                  For The Six Months Ended
                                                        March 31, 1999                          Year Ended
                                                         (Unaudited)                        September 30, 1998
                                                       Shares           Value            Shares            Value
      Shares sold                                      58,625    $     698,566          282,264    $   1,451,895
      Shares issued on reinvestment
         of distributions                              27,084          118,409           43,202          222,275
                                                       85,709          816,975          325,466        1,674,170
      Shares redeemed                                (134,767)      (1,067,867)        (426,663)      (2,196,434)
         Net decrease                                 (49,058)   $    (250,892)        (101,197)   $    (522,264)





See accompanying notes to financial statements



FIRST HAWAII MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                               For The Six Months
                                                 Ended March 31,
                                                       1999                                 Years Ended September 30,
                                                    (Unaudited)          1998          1997           1996       1995        1994
                                                    -----------          ----          ----           ----       ----        ----

Net asset value
    Beginning of period                                $ 11.23         $11.10        $10.89         $10.84    $ 10.62      $11.48
                                                       -------         ------        ------         ------    -------      ------

Income from investment operations
    Net investment income                                  .27            .55           .54            .55        .55         .55
    Net gain (loss) on securities
   (both realized and unrealized)                         (.13)           .13           .21            .05        .31        (.80)
      Total from investment operations                     .14            .68           .75            .60        .86        (.25)
Less distributions
    Dividends from net investment income                  (.27)          (.55)         (.54)          (.55)      (.55)       (.55)
    Distributions from capital gains                     -                -           -              -           (.09)       (.06)
        Total distributions                               (.27)          (.55)         (.54)          (.55)      (.64)       (.61)
    End of period                                      $11.10          $11.23        $11.10
$   10.89                                              $ 10.84         $10.62

Total return                                              1.28%          6.28%         7.09%          5.62%      8.42%      (2.18)%
Ratios/Supplemental Data
    Net assets, end of period (in 000's)              $118,528        $112,346     $106,380        $54,165    $51,131     $52,230
    Ratio of expenses to average net assets
      Before expense reimbursements                       0.89%(a)        .89%          .98%           .98%      1.00%        .97%
      After expense reimbursements                        0.89%(a)(b)     .89%(b)       .98%(b)        .98%(b)    .97%(b)     .95%
    Ratio of net investment income
    to average net assets
      Before expense reimbursements                       4.88% (a)      4.90%         4.99%          5.03%      5.19%       4.99%
      After expense reimbursements                        4.88% (a)      4.90%         4.99%          5.03%      5.22%       5.01%
Portfolio turnover                                        5.32%          7.35%         3.21%         15.16%     17.08%      40.22%

(a)  Annualized

(b) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .86% for the six months ended March 31, 1999 and .85%, .94%, .95% and .95% for the years ended September 30, 1998, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.

See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                          For The Six Months
                                                 Period
                                            Ended March 31,
                                                  1999                                                             July 5, 1994* To
                                              (Unaudited)                       Years Ended September 30,             September 30,

                                                                    1998          1997           1996        1995        1994
                                                                    ----          ----           ----        ----        ----

Net asset value
   Beginning of period                             $5.18            $5.15         $5.12        $5.14         $4.99       $5.00
                                                   -----            -----         -----        -----         -----       -----

Income from investment operations
   Net investment income                             .11              .22           .22            .22         .23         .05
   Net gain (loss) on securities
  (both realized and unrealized)                    (.02)             .04           .04           (.02)        .15        (.01)
     Total from investment operations                .09              .26           .26            .20         .38         .04
Less distributions
   Dividends from net investment income             (.11)            (.22)         (.22)          (.22)       (.23)       (.05)
   Distributions from capital gains                 (.01)            (.01)         (.01)          -          -            -
     Total distributions                            (.12)            (.23)         (.23)          (.22)       (.23)       (.05)
   End of period                                   $5.15            $5.18         $5.15          $5.12       $5.14       $4.99
                                                   =====            =====         =====          =====       =====       =====


Total return                                        2.18%            5.08%         5.17%          3.95%       7.86%        .72%
Ratios/Supplemental Data
   Net assets, end of period (in 000's)           $5,624            $5,911       $6,402          $6,624     $4,760       $2,447
   Ratio of expenses to average net assets
     Before expense reimbursements                  1.29% (a)        1.49%         1.43%          1.50%       1.90%       4.48% (a)
     After expense reimbursements                    .88% (a)(b)      .85% (b)      .86% (b)       .84% (b)    .66% (b)      0% (a)
   Ratio of net investment income
   to average net assets
     Before expense reimbursements                  3.60% (a)        3.53%         3.67%          3.66%       3.39%        .12% (a)
     After expense reimbursements                   4.34% (a)        4.17%         4.24%          4.32%       4.63%       4.60% (a)
Portfolio turnover                                  3.18%           14.57%        17.36%         17.76%      10.04%        0%
*  Commencement of operations

(a)  Annualized

(b) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .75% for the six months ended March 31, 1999 and .73%, .75%, .75% and .64% for the years ended September 30, 1998, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.


See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1999 (Unaudited)

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with a high level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION

     Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES

     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 1998, the First Hawaii Municipal Fund had an unused capital loss carryforward of approximately $239,800 of which $210,800 expires in 2004 and $29,000 expires in 2005.





FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1999 (Unaudited)

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

      (D)USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

          The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, received $80,065 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares for the six months ended March 31, 1999. FPS also received $2,333 for costs incurred with the sale of First Hawaii Intermediate Municipal Fund's shares (See Note 3).

          First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent for the Funds. FPR also provides the Funds with certain clerical, book-keeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of First Hawaii Municipal Bond Fund's average daily net assets. FPR served as accounting agent through November 23, 1998. During the period, FPR received accounting fees amounting to $6,855 and $728 for First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Bond Fund.

          For the six months ended March 31, 1999, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $12,200 for First Hawaii Intermediate Municipal Fund. In addition, FPMC also has agreed to be voluntarily subject to an expense limit of .85% of average daily net assets for the First Hawaii Municipal Bond Fund for the two year period beginning August 1, 1997.

          Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.







FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 1999 (Unaudited)

(3)   DISTRIBUTION COSTS

          The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

          The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.


(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

          Purchases and sales of securities aggregated $14,295,413 and $5,962,315, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for the First Hawaii Intermediate Municipal Fund aggregated $184,667 and $386,369, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 1999, such reductions amounted to $21,183 and $3,735 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.


                               INVESTMENT MANAGER
                      First Pacific Management Corporation
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856


                                  DISTRIBUTOR
                         First Pacific Securities, Inc.
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856


                                   CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                        San Francisco, California 94111


                             LEGAL COUNSEL TO FUND
                          Drinker, Biddle & Reath, LLP
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496


                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                        First Pacific Recordkeeping, Inc.
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856









May 1, 1999




Dear Shareholder,

     The April 15th tax deadline has just passed and as an Idaho taxpayer you probably felt the impact of paying high taxes. By investing in tax-free funds like the First Idaho Tax-Free Fund you may have realized how important this Fund can be in reducing your tax burden. In this tough economy, everything you save makes a difference.

     Tax-free investing provides more than an opportunity to generate State of Idaho and federal tax-free income. Tax-free investing offers Idaho investors a unique means of supporting local projects designed to enrich your community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs, boost the local economy and improve the quality of life in your neighborhood. Take a bite out of taxes while investing in your community.

     On the following pages you will find our 1999 semi-annual report. If you have any questions or would like us to provide information about the Fund to your family or friends, please call us toll-free at (877) 829-8412.

     Thank you for your business. As always, we look forward to providing you with the same high levels of service and performance you have come to expect.


Sincerely,



Terrence K.H. Lee
President                                       First Pacific Securities,
Inc./Member SIPC



     Before investing, read the prospectus carefully for complete information including all fees and expenses. Call (877) 829-8412 for a free prospectus. Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Idaho Tax-Free Fund is a series of First Pacific Mutual Fund, Inc.



FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS

March 31, 1999 (Unaudited)

     Par                                                                                                  Value
   Value                                                                                                  (Note 1)
               IDAHO MUNICIPAL BONDS (96.15%)

               Ada & Canyon Counties
                  Joint School District (1.14%)
  $10,000            5.500%, 7/30/12                                                                     $  10,875
               Adams County (2.69%)
   25,000            5.20%, 08/01/17                                                                        25,406
               Boise City
                  Convention Center (2.71%)
   25,000            6.250%, 12/01/09                                                                       25,656
                  Independent School District (1.10%)
   10,000            5.300%, 7/30/09                                                                        10,438
                  Public Housing Authority (2.70%)
   25,000            5.250%, 8/01/11                                                                        25,541
               Boise State University
                  Revenue Bond (2.80%)
   10,000            5.050%, 4/01/08                                                                        10,513
   15,000            6.200%, 4/01/10                                                                        15,938
                                                                                                            26,451
               Boise-Kuna-Irrigation District
                  Lucky Peak Hydroelectric (4.97%)
   45,000            6.000%, 7/01/08                                                                        46,969
               Bonneville County
                  General Obligation Bonds (1.09%)
   10,000            5.200%, 8/01/12                                                                        10,338
               Cassia & Twin Falls County
                  General Obligation Bonds (2.76%)
   25,000            5.375%, 8/01/13                                                                        26,125
               Central Shoshone County
                  Water District Revenue Bond (1.11%)
   10,000            6.150%, 12/01/17                                                                       10,500
               Elmore County
                  School District #193 (2.60%)
   25,000            4.500%, 7/31/13                                                                        24,563
               Gooding County
                  School District #232 Wendell (1.10%)
   10,000            5.800%, 8/01/06                                                                        10,450
               Hayden Lake (2.16%)
                  Water and Sewer District
   20,000            6.650%, 2/01/02                                                                        20,392


See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

    Par                                                                                                   Value
  Value                                                                                                   (Note 1)
               Idaho Falls
                  Idaho Electric Revenue Bonds (8.40%)
  $20,000            6.750%, 4/01/09                                                                     $  22,700
   40,000            10.375%, 4/01/13                                                                       56,700
                                                                                                            79,400
               Idaho Health Facilities Revenue Bonds
                  (Bannock Regional Medical Center) (2.15%)
   15,000            5.000%, 5/01/00                                                                        15,201
    5,000            6.000%, 5/01/14                                                                         5,106
                                                                                                            20,307
                  (Holy Cross Health Systems) (7.05%)
   25,000            6.100%, 12/01/06                                                                       27,500
   40,000            5.000%, 12/01/28                                                                       39,200
                                                                                                            66,700
                  (Intermountain Health Care Inc.) (3.15%)
   25,000            6.500%, 4/01/10                                                                        29,781
                  (Magic Valley Regional Medical Center) (1.12%)
   10,000            5.500%, 12/01/10                                                                       10,613
                  (Mercy Medical Center) (2.82%)
   25,000            7.400%, 10/01/05                                                                       26,686
                  (Elks Rehabilitation Hospital) (4.21%)
   40,000            5.300%, 7/15/18                                                                        39,800
               Idaho Housing Agency
                  Single Family Mortgage (17.84%)
   10,000            5.625%, 7/01/05                                                                        10,237
   25,000            6.600%, 7/01/12                                                                        26,375
   10,000            5.700%, 7/01/13                                                                        10,363
   25,000            5.500%, 7/01/25                                                                        25,250
   45,000            6.500%, 1/01/27                                                                        47,475
   50,000            5.150%, 7/01/28                                                                        49,062
                                                                                                           168,762
               Idaho State
                  Board of Education (0.54%)
    5,000            7.100%, 10/01/17                                                                        5,100
                  Water Reserve Board (5.12%)
   45,000            7.250%, 12/01/21                                                                       48,431
                  Student Loan Marketing Association - Series C (1.06%)
   10,000            4.750%, 4/01/99                                                                        10,000
               Jerome
                  Sewer Revenue (1.62%)
   15,000            6.800%, 11/01/06                                                                       15,319

See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 1999 (Unaudited)

    Par                                                                                                   Value
  Value                                                                                                  (Note 1)
               Nampa Urban Renewal Agency (1.16%)
  $10,000            5.700%, 8/01/05                                                                     $  10,975
               Payette & Washington Counties
                  School District #371 (2.15%)
   20,000            6.300%, 10/01/03                                                                       20,321
               Twin Falls County
                  Solid Waste Disposal (2.13%)
   20,000            4.500%, 9/01/99                                                                        20,106
               Idaho State University (2.83%)
   25,000            5.800%, 4/01/20                                                                        26,780

               University of Idaho
                  University Commons Project (3.87%)
   25,000            5.350%, 4/01/22                                                                        25,875
   10,000            5.650%, 4/01/22                                                                        10,700
                                                                                                            36,575
                     Total Idaho Municipal Bonds                                                           909,360

                     Total Investments (cost $890,414) (a)                                 96.15%          909,360
                     Other Assets Less Liabilities                                          3.85            36,382
                     Net Assets                                                           100.00%        $ 945,742

               (a)   Aggregate cost for federal income tax purposes is $890,414.

               At March 31, 1999, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                  Gross unrealized appreciation                                                           $ 21,290
                  Gross unrealized depreciation                                                             (2,344)
                     Net unrealized appreciation                                                          $ 18,946















See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1999 (Unaudited)

ASSETS
    Investments at market value
       (Identified cost $890,414) (Note 1(A))                       $  909,360
    Interest receivable                                                 18,263
    Receivable for investments sold                                     61,396
    Other assets                                                           617
          Total assets                                                 989,636


LIABILITIES
    Cash overdraft                                                      41,480
    Distributions payable                                                2,414
          Total liabilities                                             43,894

NET ASSETS
    (Applicable to 90,266 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)                $  945,742

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
    Net asset value and repurchase price per share
       ($945,742 ) 90,266 shares)                                     $  10.48

NET ASSETS
    At March 31, 1999, net assets consisted of:
       Paid-in capital                                              $  926,160
       Accumulated net realized gain on investments                        636
       Net unrealized appreciation of investments                       18,946
                                                                    $  945,742




See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 1999 (Unaudited)

INVESTMENT INCOME
    Interest income                                                 $   26,322
    Expenses
       Management fee (Note 2)                                           2,612
       Transfer agent fees (Note 2)                                      7,200
       Accounting fees (Note 2)                                            500
       Legal and audit                                                   1,000
       Miscellaneous                                                     2,914
       Custodian fees                                                    1,500
       Insurance                                                           512
                                                                           ---
          Total expenses                                                16,238

       Fee reduction (Note 4)                                           (4,345)
       Expenses reimbursed or waived (Note 2)                          (11,312)
          Net expenses                                                     581
             Net investment income                                      25,741

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain from security transactions                           913
    Change in unrealized appreciation of investments                   (12,830)
             Net loss on investments                                   (11,917)

Net increase in net assets resulting from operations                $   13,824


See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

STATEMENT OF CHANGES IN NET ASSETS



                                                                                  For The Six
                                                                                  Months Ended
                                                                                    March 31,         Year Ended
                                                                                      1999            September 30,
                                                                                  (Unaudited)              1998
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                       $   25,741        $   40,562
       Net realized gain (loss) from security transactions                                913              (277)
       Change in unrealized appreciation of investments                               (12,830)           19,179
          Net increase in net assets resulting from operations                         13,824            59,464

    Distributions to shareholders from
       Net investment income
          ($.25 and $.52 per share, respectively)                                     (25,741)          (40,562)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions                 5,492           272,106
             Total increase (decrease) in net assets                                   (6,425)          291,008

    NET ASSETS
       Beginning of period                                                            952,167           661,159
       End of period                                                               $  945,742        $  952,167


(a) Summary of capital share activity follows:
                                                                    For The Six
                                                                    Months Ended
                                                                  March 31, 1999                   Year Ended
                                                                    (Unaudited)                September 30, 1998
                                                                  Shares        Value        Shares         Value
       Shares sold                                               14,772   $   160,198        30,410     $  317,797
       Shares issued on acquisition of distributions              1,322        13,909         2,560         26,831
                                                                 16,094       174,107        32,970        344,628
       Shares redeemed                                          (15,607)     (168,615)       (6,827)       (72,522)
       Net increase                                                 487   $     5,492        26,143     $  272,106








See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                  For The Six                                           Period
                                                 Months Ended                                        July 1, 1996*
                                                    March 31,       Year Ended       Year Ended           To
                                                      1999         September 30,    September 30,    September 30,
                                                  (Unaudited)          1998             1997             1996
                                                  -----------          ----             ----             ----
Net asset value
    Beginning of period                               $ 10.61          $10.39          $10.15           $10.00

Income from investment operations
    Net investment income                                0.25            0.52            0.49             0.05
    Net realized and unrealized gain (loss)
       on securities                                    (0.13)           0.22            0.24             0.15
       Total from investment operations                  0.12            0.74            0.73             0.20

Less distributions
    Dividends from net investment income                (0.25)          (0.52)          (0.49)           (0.05)
    End of period                                    $  10.48          $10.61          $10.39           $10.15

Total return     1.16%                                   7.29%           7.38%           2.05%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)                 $946            $952             $661            $111
    Ratio of expenses to average net assets
       Before expense reimbursements                     3.12% (a)       6.27%          12.74%          222.98% (a)
       After expense reimbursements                      0.95% (a)(b)    1.16% (b)       1.59% (b)        0.02% (a)
    Ratio of net investment income (loss)
       to average net assets
       Before expense reimbursements                    (0.03)% (a)     (1.23)%         (6.23%)        (219.93)% (a)
       After expense reimbursements                      4.94% (a)       4.93%           4.92%            3.03% (a)

Portfolio turnover                                      14.94%           6.44%               0%              0%

 *    Commencement of operations

(a)   Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was 0.11% for the six months ended March 31, 1999 and 0.11% and 0.05% for the years ended September 30, 1998 and 1997, respectively.










See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 1999 (Unaudited)

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Fund is to provide investors with a high level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

     The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Idahoan issuers to meet their financial obligation.

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

(A)  SECURITY VALUATION

     Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

     (B)  FEDERAL  INCOME  TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1998, the Fund had a capital loss carryforward of approximately $300 which expires in 2006.

(C)  SECURITY TRANSACTIONS,  INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.





FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 1999 (Unaudited)

(D)  USE OF ESTIMATES IN FINANCIAL  STATEMENTS

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)  INVESTMENT     MANAGEMENT     FEE    AND    OTHER     TRANSACTIONS     WITH
     AFFILIATES

     FirstPacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

     The Fund's distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, may be reimbursed for costs incurred in connection with the sale of the Fund's shares (See Note 3). No reimbursements were received during the six months ended March 31, 1999.

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent for the Fund. FPR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. FPR served as accounting agent through November 23, 1998. During this period, FPR waived all fees.

     For the six months ended March 31, 1999, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $11,312 for the Fund.

     Certain officers and directors of the Fund are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

     The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Fund may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund. Prior to February 1, 1999, the Plan expenses could not exceed .50% per annum of the Fund's average daily net assets.









FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 1999 (Unaudited)

(4)   PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $174,392 and $148,091, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 1999, such reductions amounted to $4,345.







                               INVESTMENT MANAGER
                      First Pacific Management Corporation
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856


                                  DISTRIBUTOR
                         First Pacific Securities, Inc.
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856


                                   CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                        San Francisco, California 94111


                             LEGAL COUNSEL TO FUND
                          Drinker, Biddle & Reath, LLP
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496


                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                        First Pacific Recordkeeping, Inc.
                          2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822-1856